1. Description of Business	4 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
1. Description of Business

HDIMAX Inc., incorporated in the State of Delaware in 2014, is a digital publishing and broadcast Company focused on content development, advertising, and ecommerce.

The Company provides its clients and customers advertising and ecommerce opportunities through engaging consumers on two websites, Frontlinewire.com and HDIMAX.com

HDIMAX.com - Operates as an internet television network. HDI Max is engaged in the internet delivery of television shows, movies and original content to its customers directly on televisions, computers, and mobile devices in the United States and Internationally. The original content ranges from news and comedy to travel and sports.

HDIMAX.com offers consumers live video streaming that will be unique to internet television in that users are not charged based on usage and all consumers have unlimited access to live streaming or other previously posted content such as movies and television.

Frontlinewire.com (FLW) – Frontlinewire.com was launched to provide a premier news service that delivers the latest breaking news and information on the latest top stories, weather, business, entertainment, politics, and more.

In addition to the above websites, HDIMAX Inc. provides ecommerce opportunities to other websites, all of which are currently controlled by our founder, Chairman, and Chief Executive Office, Rajinder Brar, including www.fashionstylemag.com, www.themanlife.com, www.thewomanlife.com, and www.southasianlife.com.